Financial Revenue and Expenses - Summary of Financial Income and Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Detail Information About Financial Income And Expenses [line items]
Financial revenues	€ 493	€ 616	€ 1,516
Financial expenses	(351)	(3,325)	(16)
Total	€ 141	€ (2,709)	1,500
Scenario, Previously Reported [member]
Disclosure Of Detail Information About Financial Income And Expenses [line items]
Financial revenues			1,646
Financial expenses			€ (145)